Annual Fund Operating Expenses	Apr. 30, 2025
Allspring Emerging Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Emerging Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.21%	[1]
Allspring Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Large Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.81%	[2]
Allspring Small Company Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2027
Allspring Small Company Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.27%	[3]
Allspring Small Company Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Aug. 31, 2026
Allspring Small Company Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[5]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.15%	[6]

[1]	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	Reflects the fees charged by Allspring Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[5]	Includes other expenses allocated from the master portfolio in which the Fund invests.
[6]	The Manager has contractually committed through August 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.